Summary Of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Holdings [Line Items]
Marketable securities, Amortized cost				$ 1,540,362				$ 1,254,647
Marketable securities, Gross unrealized gains				47,566				43,735
Marketable securities, Gross unrealized losses				3,707				2,807
Marketable securities, Estimated fair value				1,584,221				1,295,575
Available-for-sale securities, estimated fair value	816,496			1,385,328				983,715
Held-to-maturity securities, unrealized gain (losses)	112,072		112,886	114,514		115,136	115,759	117,003	119,809	121,033
Held-to-maturity securities, carrying value	670,958			179,922				287,671
Held-to-maturity Securities, Estimated fair value	687,130			198,893				311,860
Held-to-maturity securities [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, amortized cost	709,111			208,426
Held-to-maturity securities, unrealized gain (losses)	(38,153)	[1]		(28,504)	[1]
Held-to-maturity securities, carrying value	670,958			179,922				287,671
Held-to-maturity securities, Gross unrealized gains	26,394	[2]		22,330	[2]			26,900
Held-to-maturity securities, Gross unrealized losses	10,222	[2]		3,359	[2]			2,711
Held-to-maturity Securities, Estimated fair value	687,130			198,893				311,860
Available-for-sale securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, carrying value	810,344			1,360,440				966,976
Available-for-sale securities, Gross unrealized gains	11,526			25,236				16,835
Available-for-sale securities, Gross unrealized losses	5,374			348				96
Available-for-sale securities, estimated fair value	816,496			1,385,328				983,715
Debt Securities [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, carrying value	50,309			53,844
Held-to-maturity Securities, Estimated fair value	69,066			64,773
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Available-for-sale securities, carrying value	3,013			3,038
Available-for-sale securities, Gross unrealized gains	0			0
Available-for-sale securities, Gross unrealized losses	0			3
Available-for-sale securities, estimated fair value	3,013			3,035
Held-to-maturity securities, amortized cost	127			147
Held-to-maturity securities, unrealized gain (losses)	0	[1]		0	[1]
Held-to-maturity securities, carrying value	127			147				174
Held-to-maturity securities, Gross unrealized gains	1	[2]		2	[2]			1
Held-to-maturity securities, Gross unrealized losses	0	[2]		0	[2]			0
Held-to-maturity Securities, Estimated fair value	128			149				175
Debt Securities [Member] | Municipal bonds [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, amortized cost	15,331			21,156
Held-to-maturity securities, unrealized gain (losses)	0	[1]		0	[1]
Held-to-maturity securities, carrying value	15,331			21,156				18,001
Held-to-maturity securities, Gross unrealized gains	636	[2]		1,138	[2]			846
Held-to-maturity securities, Gross unrealized losses	0	[2]		0	[2]			0
Held-to-maturity Securities, Estimated fair value	15,967			22,294				18,847
Debt Securities [Member] | Corporate and other debt securities [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, amortized cost	58,597			58,007
Held-to-maturity securities, unrealized gain (losses)	(26,759)	[1]		(28,504)	[1]
Held-to-maturity securities, carrying value	31,838			29,503				25,511
Held-to-maturity securities, Gross unrealized gains	20,625	[2]		13,148	[2]			13,846
Held-to-maturity securities, Gross unrealized losses	2,505	[2]		3,356	[2]			2,651
Held-to-maturity Securities, Estimated fair value	49,958			39,295				36,706
Debt Securities [Member] | Held-to-maturity securities [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, amortized cost	74,055			79,310
Held-to-maturity securities, unrealized gain (losses)	(26,759)	[1]		(28,504)	[1]
Held-to-maturity securities, carrying value	47,296			50,806				43,686
Held-to-maturity securities, Gross unrealized gains	21,262	[2]		14,288	[2]			14,693
Held-to-maturity securities, Gross unrealized losses	2,505	[2]		3,356	[2]			2,651
Held-to-maturity Securities, Estimated fair value	66,053			61,738				55,728
Mortgage-backed securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, carrying value	804,111			1,354,096				965,035
Available-for-sale securities, Gross unrealized gains	10,407			24,381				16,811
Available-for-sale securities, Gross unrealized losses	5,355			345				96
Available-for-sale securities, estimated fair value	809,163			1,378,132				981,750
Held-to-maturity securities, amortized cost	635,056			129,116
Held-to-maturity securities, unrealized gain (losses)	(11,394)	[1]		0	[1]
Held-to-maturity securities, carrying value	623,662			129,116				243,985
Held-to-maturity securities, Gross unrealized gains	5,132	[2]		8,042	[2]			12,207
Held-to-maturity securities, Gross unrealized losses	7,717	[2]		3	[2]			60
Held-to-maturity Securities, Estimated fair value	621,077			137,155				256,132
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Available-for-sale securities, carrying value	379,187			660,095				389,295
Available-for-sale securities, Gross unrealized gains	4,472			7,573				6,194
Available-for-sale securities, Gross unrealized losses	2,638			151				7
Available-for-sale securities, estimated fair value	381,021			667,517				395,482
Held-to-maturity securities, amortized cost	265,570			63,033
Held-to-maturity securities, unrealized gain (losses)	(5,701)	[1]		0	[1]
Held-to-maturity securities, carrying value	259,869			63,033				112,540
Held-to-maturity securities, Gross unrealized gains	2,058	[2]		3,193	[2]			4,878
Held-to-maturity securities, Gross unrealized losses	4,278	[2]		3	[2]			21
Held-to-maturity Securities, Estimated fair value	257,649			66,223				117,397
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Available-for-sale securities, carrying value	424,221			689,587				557,746
Available-for-sale securities, Gross unrealized gains	5,931			16,735				10,261
Available-for-sale securities, Gross unrealized losses	2,717			194				89
Available-for-sale securities, estimated fair value	427,435			706,128				567,918
Held-to-maturity securities, amortized cost	369,071			64,278
Held-to-maturity securities, unrealized gain (losses)	(5,693)	[1]		0	[1]
Held-to-maturity securities, carrying value	363,378			64,278				103,823
Held-to-maturity securities, Gross unrealized gains	3,074	[2]		4,843	[2]			6,764
Held-to-maturity securities, Gross unrealized losses	3,439	[2]		0	[2]			0
Held-to-maturity Securities, Estimated fair value	363,013			69,121				110,587
Mortgage-backed securities [Member] | Federal Housing Authorities [Member]
Investment Holdings [Line Items]
Held-to-maturity securities, amortized cost	415			1,805
Held-to-maturity securities, unrealized gain (losses)	0	[1]		0	[1]
Held-to-maturity securities, carrying value	415			1,805				2,077
Held-to-maturity securities, Gross unrealized gains	0	[2]		6	[2]			60
Held-to-maturity securities, Gross unrealized losses	0	[2]		0	[2]			0
Held-to-maturity Securities, Estimated fair value	415			1,811				2,137
Mortgage-backed securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Available-for-sale securities, carrying value	703			4,414				7,212
Available-for-sale securities, Gross unrealized gains	4			73				101
Available-for-sale securities, Gross unrealized losses	0			0				0
Available-for-sale securities, estimated fair value	707			4,487				7,313
Held-to-maturity securities, carrying value								1,382
Held-to-maturity securities, Gross unrealized gains								203
Held-to-maturity securities, Gross unrealized losses								0
Held-to-maturity Securities, Estimated fair value								1,585
Mortgage-backed securities [Member] | Non-agency securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, carrying value								10,782
Available-for-sale securities, Gross unrealized gains								255
Available-for-sale securities, Gross unrealized losses								0
Available-for-sale securities, estimated fair value								11,037
Held-to-maturity securities, carrying value								24,163
Held-to-maturity securities, Gross unrealized gains								302
Held-to-maturity securities, Gross unrealized losses								39
Held-to-maturity Securities, Estimated fair value								24,426
Equity Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, carrying value	3,220			3,306				1,941
Available-for-sale securities, Gross unrealized gains	1,119			855				24
Available-for-sale securities, Gross unrealized losses	19			0				0
Available-for-sale securities, estimated fair value	$ 4,320			$ 4,161				$ 1,965

[1]	Unrealized gains and losses of held-to-maturity securities represent (i) the other than temporary charge related to other non credit factors on corporate and other debt securities and is amortized through accumulated other comprehensive income over the remaining life of the securities; and (ii) unrealized gains and losses on securities reclassified from available-for-sale to held-to-maturity that are reflected in accumulated other comprehensive loss on the consolidated balance sheet and is being recognized over the life of the securities.
[2]	Unrecognized holding gains and losses of held-to-maturity securities are not reflected in the financial statements, as they represent fair value fluctuations from the later of: (i) the date a security is designated as held-to-maturity; or (ii) the date that an OTTI charge is recognized on a held-to-maturity security, through the date of the balance sheet.